Other Assets - Summary of Other Current Assets and Other Non-Current Assets (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Current
Advance payments		₩ 593,300	₩ 782,439
Prepaid expenses		226,960	263,536
Firm commitment asset		3,418	9,674
Others		17,306	20,290
Other current assets		840,984	1,075,939
Non-current
Long-term advance payments		46,989	23,429
Long-term prepaid expenses		30,232	53,803
Others	[1]	95,974	90,143
Other non-current assets		₩ 173,195	₩ 167,375

[1]	As of December 31, 2022, the Company recognized tax assets amounting to ￦6,764 million, based on the Company’s best estimate of the tax amounts to be refunded when the result of the Company’s appeal in connection with the additional income tax payment in prior years’ tax audits and claim for rectification are finalized. As of December 31, 2023, there is no estimated tax amounts to be refunded as the result of the Company’s appeal in connection with the additional income tax payment in prior years’ tax audits and claim for rectification.